T. ROWE PRICE QM U.S. BOND ETF

January 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 2.7%
Car Loan 0.9%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	100	97
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	89
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	38
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	65	62
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	39
		325
Other Asset-Backed Securities 0.6%
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 5.648%, 10/25/29 (1)	215	213
		213
Student Loan 1.2%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	109	104
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	149	139
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	82	72
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	68	61
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	99	90
		466
Total Asset-Backed Securities (Cost $1,078)		1,004
CORPORATE BONDS 28.7%
FINANCIAL INSTITUTIONS 14.0%
Banking 8.3%
Ally Financial, 2.20%, 11/2/28	35	29
Bank of America, VR, 0.976%, 4/22/25 (2)	100	95
Bank of America, VR, 2.572%, 10/20/32 (2)	65	54
Bank of America, VR, 2.592%, 4/29/31 (2)	125	107
Bank of America, VR, 2.676%, 6/19/41 (2)	60	44
Bank of America, VR, 3.824%, 1/20/28 (2)	10	9
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, 5.875%, 2/7/42	15	17
Bank of Montreal, 2.65%, 3/8/27	70	65
Barclays, VR, 2.279%, 11/24/27 (2)	200	179
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	38
Capital One Financial, 3.65%, 5/11/27	30	29
Capital One Financial, 3.90%, 1/29/24	85	84
Capital One Financial, 4.20%, 10/29/25	25	24
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)	250	240
Citigroup, 4.65%, 7/30/45	15	14
Citigroup, 5.875%, 1/30/42	20	22
Discover Financial Services, 3.75%, 3/4/25	105	102
Fifth Third Bancorp, 1.625%, 5/5/23	75	74
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	58
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	126
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	10	10
Goldman Sachs Group, 3.80%, 3/15/30	15	14
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 1.162%, 11/22/24 (2)	200	193
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	112
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	160	139
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	11
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	14
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	75	66
Morgan Stanley, 3.125%, 7/27/26	135	128
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	110	99
Morgan Stanley, 4.30%, 1/27/45	15	14
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	106
Royal Bank of Canada, 2.30%, 11/3/31	50	41
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	186
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	90	89
Toronto-Dominion Bank, 4.456%, 6/8/32	95	93
Wells Fargo, VR, 2.188%, 4/30/26 (2)	35	33
Wells Fargo, VR, 2.393%, 6/2/28 (2)	235	213
		3,060
Brokerage Asset Managers Exchanges 0.0%
Intercontinental Exchange, 1.85%, 9/15/32	15	12
		12
Finance Companies 0.7%
AerCap Ireland Capital, 2.45%, 10/29/26	150	134
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	73
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	45	45
		252
Insurance 2.8%
Anthem, 2.25%, 5/15/30	60	51
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	28
Anthem, 4.65%, 1/15/43	10	10
Aon, 3.875%, 12/15/25	95	93
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	47
Chubb INA Holdings, 3.35%, 5/15/24	85	83
Equitable Holdings, 3.90%, 4/20/23	75	75
Fidelity National Financial, 4.50%, 8/15/28	70	68
First American Financial, 4.60%, 11/15/24	70	69
Health Care Service, 2.20%, 6/1/30 (1)	15	12
Humana, 2.15%, 2/3/32	85	69
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Humana, 3.70%, 3/23/29	20	19
Jackson Financial, 1.125%, 11/22/23	65	63
Marsh & McLennan, 3.50%, 6/3/24	20	20
New York Life Insurance, 3.75%, 5/15/50 (1)	20	17
Principal Financial Group, 2.125%, 6/15/30	45	38
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	45	43
Principal Life Global Funding II, 0.75%, 4/12/24 (1)	70	66
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	18
UnitedHealth Group, 2.00%, 5/15/30	10	8
UnitedHealth Group, 3.50%, 8/15/39	70	61
UnitedHealth Group, 4.20%, 1/15/47	35	32
UnitedHealth Group, 4.75%, 7/15/45	15	15
		1,030
Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	33
Boston Properties, 3.125%, 9/1/23	120	118
Brixmor Operating Partnership, 3.85%, 2/1/25	60	58
Brixmor Operating Partnership, 3.90%, 3/15/27	15	14
Brixmor Operating Partnership, 4.05%, 7/1/30	15	14
Essex Portfolio, 2.65%, 3/15/32	35	29
Essex Portfolio, 3.875%, 5/1/24	45	44
Essex Portfolio, 4.50%, 3/15/48	20	17
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	14
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	34
Kilroy Realty, 4.375%, 10/1/25	65	63
Life Storage, 4.00%, 6/15/29	15	14
Physicians Realty, 2.625%, 11/1/31	15	12
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	31
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	45	45
Regency Centers, 3.60%, 2/1/27	40	38
Simon Property Group, 3.375%, 10/1/24	110	108
Simon Property Group, 3.80%, 7/15/50	35	28
		837
Total Financial Institutions		5,191
INDUSTRIAL 13.4%
Basic Industry 0.1%
LYB International Finance II, 3.50%, 3/2/27	25	24
		24
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 0.9%
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.125%, 3/7/25	50	48
John Deere Capital, 2.65%, 6/10/26	15	14
L3Harris Technologies, 3.832%, 4/27/25	20	20
Northrop Grumman, 3.85%, 4/15/45	15	13
Parker-Hannifin, 4.50%, 9/15/29	25	25
Republic Services, 2.50%, 8/15/24	70	67
Republic Services, 3.375%, 11/15/27	20	19
Roper Technologies, 2.95%, 9/15/29	25	22
Roper Technologies, 3.80%, 12/15/26	25	24
Waste Connections, 3.20%, 6/1/32	65	58
		320
Communications 2.8%
America Movil SAB de CV, 6.375%, 3/1/35	45	50
American Tower, 5.00%, 2/15/24	60	60
AT&T, 2.25%, 2/1/32	15	12
Charter Communications Operating, 2.80%, 4/1/31	35	29
Charter Communications Operating, 3.70%, 4/1/51	20	13
Charter Communications Operating, 4.50%, 2/1/24	60	60
Charter Communications Operating, 4.908%, 7/23/25	80	80
Comcast, 3.95%, 10/15/25	125	123
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	25	24
Crown Castle International, 4.45%, 2/15/26	60	59
Magallanes, 5.05%, 3/15/42 (1)	95	81
Rogers Communications, 4.50%, 3/15/42 (1)	85	74
Time Warner Cable, 6.55%, 5/1/37	10	10
Time Warner Cable, 6.75%, 6/15/39	55	57
T-Mobile USA, 2.25%, 11/15/31	15	12
T-Mobile USA, 3.75%, 4/15/27	95	92
Verizon Communications, 2.65%, 11/20/40	115	83
Verizon Communications, 2.987%, 10/30/56	15	10
Verizon Communications, 4.00%, 3/22/50	10	8
WPP Finance 2010, 3.75%, 9/19/24	75	73
		1,055
Consumer Cyclical 2.2%
7-Eleven, 0.80%, 2/10/24 (1)	25	24
Amazon.com, 3.875%, 8/22/37	115	107
AutoZone, 1.65%, 1/15/31	30	24
AutoZone, 3.125%, 4/18/24	45	44
GLP Capital, 5.375%, 11/1/23	45	45
Home Depot, 5.875%, 12/16/36	90	101
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	14
Hyundai Capital America, 4.30%, 2/1/24 (1)	60	59
Hyundai Capital America, 5.75%, 4/6/23 (1)	70	70
McDonald's, 3.30%, 7/1/25	10	10
O'Reilly Automotive, 3.90%, 6/1/29	65	62
PACCAR Financial, 0.90%, 11/8/24	85	80
QVC, 4.45%, 2/15/25	10	8
QVC, 4.85%, 4/1/24	95	91
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	35	35
TJX, 1.60%, 5/15/31	30	24
		806
Consumer Non-Cyclical 3.5%
Abbott Laboratories, 1.15%, 1/30/28	10	9
Abbott Laboratories, 4.75%, 11/30/36	75	78
AbbVie, 3.20%, 5/14/26	15	14
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	37
AbbVie, 4.70%, 5/14/45	40	38
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	15
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	24
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	16
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	64
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	46
BAT Capital, 2.789%, 9/6/24	15	14
BAT Capital, 3.557%, 8/15/27	65	61
BAT Capital, 4.39%, 8/15/37	40	33
Becton Dickinson & Company, 2.823%, 5/20/30	35	31
Becton Dickinson & Company, 3.70%, 6/6/27	45	44
Biogen, 2.25%, 5/1/30	80	68
Biogen, 3.15%, 5/1/50	15	11
Bristol-Myers Squibb, 3.40%, 7/26/29	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	14
Cigna, 3.75%, 7/15/23	90	89
Cigna, 4.125%, 11/15/25	60	59
CommonSpirit Health, 2.76%, 10/1/24	50	48
CommonSpirit Health, 2.782%, 10/1/30	20	17
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	15	11
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	10	10
Hackensack Meridian Health, 4.211%, 7/1/48	85	77
Hasbro, 3.00%, 11/19/24	25	24
Hasbro, 3.55%, 11/19/26	35	33
HCA, 4.125%, 6/15/29	50	47
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HCA, 4.375%, 3/15/42 (1)	20	17
MedStar Health, Series 20A, 3.626%, 8/15/49	30	23
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	10	9
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	14
Reynolds American, 4.45%, 6/12/25	20	20
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	35	34
Smithfield Foods, 5.20%, 4/1/29 (1)	15	14
Stanford Health Care, Series 2018, 3.795%, 11/15/48	10	9
		1,279
Energy 1.5%
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Devon Energy, 8.25%, 8/1/23	40	40
Enbridge, 4.00%, 10/1/23	70	69
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	20	20
Energy Transfer, 5.40%, 10/1/47	15	14
Energy Transfer, 6.50%, 2/1/42	25	26
Hess, 7.125%, 3/15/33	50	56
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.50%, 5/15/30	15	15
Shell International Finance, 0.375%, 9/15/23	65	63
TotalEnergies Capital International, 2.986%, 6/29/41	60	48
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		541
Industrial Other 0.0%
Northwestern University, Series 2020, 2.64%, 12/1/50	20	14
		14
Technology 1.9%
Apple, 3.20%, 5/11/27	15	15
Apple, 3.35%, 2/9/27	165	160
CDW, 4.25%, 4/1/28	45	41
Fiserv, 3.20%, 7/1/26	10	10
Keysight Technologies, 3.00%, 10/30/29	50	45
Keysight Technologies, 4.55%, 10/30/24	10	10
Moody's, 2.00%, 8/19/31	25	21
NXP, 2.50%, 5/11/31	65	53
NXP, 3.15%, 5/1/27	95	88
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
RELX Capital, 3.00%, 5/22/30	25	22
ServiceNow, 1.40%, 9/1/30	60	47
Visa, 2.70%, 4/15/40	35	28
VMware, 1.40%, 8/15/26	95	84
Western Union, 2.85%, 1/10/25	10	10
Western Union, 6.20%, 11/17/36	50	51
		711
Transportation 0.5%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	9	8
Canadian Pacific Railway, 1.75%, 12/2/26	25	22
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
Kansas City Southern, 2.875%, 11/15/29	25	22
Kansas City Southern, 3.50%, 5/1/50	15	12
Kansas City Southern, 4.70%, 5/1/48	10	9
Transurban Finance, 2.45%, 3/16/31 (1)	30	24
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
Triton Container International, 0.80%, 8/1/23 (1)	70	68
		189
Total Industrial		4,939
UTILITY 1.3%
Electric 1.0%
AEP Texas, 4.70%, 5/15/32	30	30
Berkshire Hathaway Energy, 6.125%, 4/1/36	25	28
Exelon, 3.40%, 4/15/26	15	14
IPALCO Enterprises, 3.70%, 9/1/24	30	29
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	72
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
Pacific Gas & Electric, 2.10%, 8/1/27	55	48
Southern, 4.40%, 7/1/46	50	45
Vistra Operations, 3.55%, 7/15/24 (1)	110	106
		387
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1)	10	9
NiSource, 1.70%, 2/15/31	45	36
NiSource, 5.65%, 2/1/45	15	16
NiSource , 3.95%, 3/30/48	45	37
		98
Total Utility		485
Total Corporate Bonds (Cost $11,944)		10,615
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.2%
Sovereign 0.2%
United Mexican States, 4.75%, 3/8/44	100	86
		86
Total Foreign Government Obligations & Municipalities (Cost $103)		86
MUNICIPAL SECURITIES 2.2%
California 0.5%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	41
Bay Area Toll Auth., Build America, 2.574%, 4/1/31	50	45
California State University, 6.484%, 11/1/41	50	58
Univ. of California Regents, Build America, 5.77%, 5/15/43	50	56
		200
Georgia 0.1%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	46
		46
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40	50	59
Cook County, Series B, GO, 6.36%, 11/15/33	25	28
		87
Louisiana 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	58
		58
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	38
		38
New York 0.2%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	56
		56
Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	51
		51
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	58
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	49
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	25
		132
Virginia 0.3%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	53
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Build America, Series B, 5.35%, 5/15/35	50	52
		105
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	52
		52
Total Municipal Securities (Cost $1,043)		825
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.7%
Collateralized Mortgage Obligations 2.8%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	32	30
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	74	59
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	65	57
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	119	96
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	55	50
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	91	87
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, TSFR30A + 1.00%, 5.31%, 12/25/41 (1)	16	16
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	65
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, CMO, ARM, TSFR30A + 1.50%, 5.81%, 10/25/41 (1)	100	96
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, CMO, ARM, TSFR30A + 0.85%, 5.16%, 11/25/41 (1)	54	54
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, CMO, ARM, TSFR30A + 2.00%, 6.31%, 4/25/42 (1)	57	58
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, CMO, ARM, TSFR30A + 2.10%, 6.41%, 3/25/42 (1)	52	52
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	75	60
GNR, Series 2022-63, Class LM, CMO, ARM, 3.50%, 10/20/50	25	22
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	94	79
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	88	84
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	81	70
		1,035
Commercial Mortgage-Backed Securities 3.9%
Big Trust, Series 2022-BIG, Class A, ARM, 1M TSFR + 1.34%, 5.82%, 2/15/39 (1)	100	97
BWAY Trust, Series 2022-26BW, Class A, 3.402%, 2/10/44 (1)	100	80
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR + 1.30%, 5.756%, 10/15/36 (1)	105	101
BX Trust, Series 2022-LP2, Class C, ARM, 1M TSFR + 1.56%, 6.04%, 2/15/39 (1)	93	89
BX Trust, Series 2023-LIFE, Class B, 5.391%, 2/15/28 (1)	100	100
CGCMT, Series 2017-C4, Class AS, 3.764%, 10/12/50	185	171
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	35	34
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.377%, 1/5/39 (1)	100	83
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	160	155
Med Trust, Series 2021-MDLN, Class A, ARM, 1M USD LIBOR + 0.95%, 5.41%, 11/15/38 (1)	105	102
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 1M USD LIBOR + 1.10%, 5.56%, 4/15/38 (1)	100	98
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	171
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, 1M USD LIBOR + 2.00%, 6.455%, 11/15/38 (1)	90	80
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class A, ARM, 2.501%, 9/15/31 (1)	100	89
		1,450
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,781)		2,485
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.4%
U.S. Government Agency Obligations 21.3%
Federal National Mortgage Assn.
1.50%, 4/1/37 - 1/1/42	292	255
2.00%, 4/1/37 - 4/1/52	2,431	2,061
2.50%, 7/1/30 - 5/1/52	2,114	1,881
3.00%, 1/1/33 - 6/1/52	1,328	1,235
3.50%, 12/1/33 - 1/1/52	850	811
4.00%, 2/1/47 - 9/1/52	550	538
4.50%, 4/1/41 - 8/1/52	494	494
5.00%, 11/1/44 - 9/1/52	144	148
5.50%, 5/1/44	78	82
6.00%, 1/1/53	269	276
UMBS, TBA, 2.00%, 2/13/53 (3)	125	105
		7,886
U.S. Government Obligations 8.1%
Government National Mortgage Assn.
1.50%, 5/20/37	49	43
2.00%, 3/20/51 - 1/20/52	553	478
2.50%, 8/20/50 - 1/20/52	636	568
3.00%, 6/20/45 - 6/20/52	519	479
3.50%, 6/20/46 - 2/20/48	391	375
4.00%, 10/20/40 - 10/20/52	210	208
4.50%, 10/20/47 - 10/20/52	261	260
5.00%, 8/20/47 - 8/20/52	197	199
5.50%, 11/20/52 - 12/20/52	225	229
7.00%, 1/20/53	35	36
Government National Mortgage Assn., TBA, 6.00%, 3/21/53 (3)	95	97
		2,972
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $11,681)		10,858
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 29.3%
U.S.Treasury Obligations 29.3%
U. S. Treasury Bonds, 1.75%, 8/15/41	1,960	1,426
U. S. Treasury Bonds, 2.00%, 8/15/51	1,790	1,269
U. S. Treasury Bonds, 2.25%, 2/15/52	350	263
U. S. Treasury Bonds, 4.00%, 11/15/52	80	85
U. S. Treasury Notes, 0.125%, 8/31/23	540	526
U. S. Treasury Notes, 0.75%, 8/31/26 (4)	4,580	4,120
U. S. Treasury Notes, 1.25%, 8/15/31	1,435	1,204
U. S. Treasury Notes, 1.875%, 2/28/27	530	493
U. S. Treasury Notes, 2.50%, 4/30/24	250	243
U. S. Treasury Notes, 4.125%, 11/15/32	90	95
U. S. Treasury Notes, 4.125%, 10/31/27	530	541
U. S. Treasury Notes, 4.25%, 10/15/25	550	554
		10,819
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $12,300)		10,819
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6)	550	550
Total Short-Term Investments (Cost $550)		550
Total Investments 100.7% of Net Assets (Cost $41,480)		$37,242
Other Assets Less Liabilities (0.7%)		(275)
Net Assets 100.0%		$36,967

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,828 and represents 10.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $202 and represents 0.5% of net assets.
(4)	At January 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Seven-day yield
(6)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

FRN	Floating Rate Note
GO	General Obligation
PTT	Pass-Through Trust
TBA	To-Be-Announced
TSFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	03/23	134	$7
Long, 3 U.S. Treasury Notes ten year contracts	03/23	338	6
Long, 15 U.S. Treasury Notes five year contracts	03/23	1,619	20
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$33
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$7+

Supplementary Investment Schedule
Affiliate	Value 10/31/22	Purchase Cost	Sales Cost	Value 1/31/23
T. Rowe Price Government Reserve Fund	$1,003	¤	¤	$550^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $7 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $550.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE QM U.S. BOND ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$36,692	$—	$36,692
Short-Term Investments	550	—	—	550
Total Securities	550	36,692	—	37,242
Futures Contracts*	33	—	—	33
Total	$583	$36,692	$ —	$37,275

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF989-054Q1
01/2023